Note 24 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

24.         Related party transactions

As at December 31, 2024, the Company had $2,106 of loans receivable from non-controlling shareholders (2023 - $2,778). The majority of the loans receivable represent amounts assumed in connection with acquisitions and amounts issued to non-controlling interests to finance the sale of non-controlling interests in subsidiaries to senior managers. The loans are of varying principal amounts and interest rates which range from nil to 6.0%. These loans are due on demand or mature on various dates up to 2030 but are open for repayment without penalty at any time.